Long-Term Investment	12 Months Ended
Sep. 30, 2025
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT

NOTE 10 – LONG-TERM INVESTMENT

In July 2022, the Company made an investment in Nanjing Baituo Visual Technology Co., Ltd (“Nanjing Baituo”) by RMB 1,500,000 with equity percentage of 15%. The Company has no significant influence in Nanjing Baituo’s operation as the Company does not dedicate any members on the Board of Directors of Nanjing Baituo or participate in its management and daily operation.

For the year ended September 30, 2024, the Company disposed all of equity investment in Nanjing Baituo which initial cost was RMB 1,500,000 for a consideration of RMB 3,900,000 to a third party. Through the disposal of this equity investment, the Company recorded an investment income of $333,134.